Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000237976 [Member]
Shareholder Report [Line Items]
Fund Name	Altrius Global Dividend ETF
Class Name	Altrius Global Dividend ETF
Trading Symbol	DIVD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Altrius Global Dividend ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	(215) 882-9983
Additional Information Website	www.altriusfunds.com
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
The Fund returned 10.20% (NAV) for the Period, vs 16.75% for Solactive GBS Global Markets All Cap Index. The Fund invests in a portfolio of global equities split equally between U.S. and non-U.S. equities. The Fund’s performance was impacted by the Fund’s higher allocation to non-U.S. securities, as the U.S. markets performed better than international markets, mainly led by the information technology sector riding the artificial intelligence euphoria. During the Period, the Fund had very little exposure to the technology sector compared to the broader market. This, coupled with the Fund’s higher exposure to the defensive sectors like the health care and consumer staples sectors, led to underperformance.
On an absolute basis, the Fund’s performance has been in line with its philosophy of investing in companies that are stable and provide steady and growing dividends. To that extent, the Fund’s exposure to the industrial sector, which is the Fund’s second largest sector after health care, coupled with stock selection was the largest contributor. The Fund’s financial sector exposure added to the Fund’s performance as both U.S. and non-U.S. financials performed well. After decades of low interest rates, banks globally are seeing higher interest incomes and margins on their core lending businesses, leading to robust returns on equity and strong capital positions.
We continue to look for strong and steady dividend payers trading at reasonable valuations across all sectors and lack of exposure to mega-cap tech stocks that barely pay dividends and trade at premium valuations detracted performance.

Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS
	One Year	Since Inception (9/29/2022)
Altrius Global Dividend ETF - NAV	10.20%	21.55%
Altrius Global Dividend ETF - Market	10.14%	21.46%
Solactive GBS Global Markets All Cap Index	16.75%	24.74%
70% Solactive GBS United States 1000 Index, 30% Solactive GBS Developed Markets ex North America Large & Mid Cap Index (Net Total Return)*	18.08%	26.08%

* The Fund has changed its benchmark to the Solactive GBS Global Markets All Cap Index, which represents the overall global equity market in which the Fund invests.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit www.altriusfunds.com for more recent performance information.

Performance Inception Date	Sep. 29, 2022
Net Assets	$ 6,977,005
Holdings Count | holding	65
Advisory Fees Paid, Amount	$ 33,053
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$6,977,005	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	65	Advisory Fees Paid	$33,053
*Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Health Care	20.7%
Industrials	19.5%
Consumer Staples	14.1%
Financials	14.1%
Materials	11.7%
Energy	7.4%
Consumer Discretionary	4.7%
Information Technology	4.0%
Communication Services	2.0%
Real Estate	1.3%
Cash & Cash Equivalents	0.5%

TOP 10 HOLDINGS (as a % of Net Assets)
Roche Holding AG - ADR	2.6%
British American Tobacco PLC - ADR	2.5%
Novartis AG - ADR	2.4%
BAE Systems PLC - ADR	2.4%
Royal Bank of Canada	2.3%
Banco Bilbao Vizcaya Argentaria SA - ADR	2.3%
Eaton Corp. PLC	2.2%
DHL Group - ADR	2.2%
AstraZeneca PLC - ADR	2.2%
BP PLC - ADR	2.1%